Revenue - Disclosure of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue [abstract]
Contract revenue	$ 4,315	$ 750	$ 2,090
Grant revenue	513	2,580	13,528
Total revenue	$ 4,828	$ 3,330	$ 15,618